Stock Option Plans and Warrants to Purchase Common Stock - Schedule of remaining life, by grant date, for outstanding warrants (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-based Payment arrangement, option, exercise price range
Outstanding Warrants	1,467,581
Exercisable Warrants	1,467,581
05/09/2023
Share-based Payment arrangement, option, exercise price range
Exercise Price (in Dollars per share) | $ / shares	$ 24
Remaining Contractual Life in Years	3 years 4 months 9 days
Outstanding Warrants	408,640
Exercisable Warrants	408,640
04/22/2024
Share-based Payment arrangement, option, exercise price range
Exercise Price (in Dollars per share) | $ / shares	$ 6.4
Remaining Contractual Life in Years	4 years 3 months 21 days
Outstanding Warrants	4,253
Exercisable Warrants	4,253
7/10/2024
Share-based Payment arrangement, option, exercise price range
Exercise Price (in Dollars per share) | $ / shares	$ 6
Remaining Contractual Life in Years	4 years 6 months 10 days
Outstanding Warrants	1,054,688
Exercisable Warrants	1,054,688